Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Advances to suppliers (a)	20,578,203	2,222,046	319,049
Tax refund (b)	7,931,578	1,924,536	276,331
Deposits (c)	1,952,388	6,238,305	895,716
Other receivables (d)	2,833,783	2,063,807	296,328
	33,295,952	12,448,694	1,787,424
Allowance of doubtful accounts	(4,744,565)	(237,704)	(34,130)

Total prepaid expenses and other receivables, net	28,551,387	12,210,990	1,753,294

(a)	The balance mainly represents the advance payments made chartered airlines freight services and rent.

(b)	The balance mainly represents the tax refund JYD SM entitled from international trading business. Jayud has recorded a full allowance for the portion with doubt of collection.

(c)	The balance mainly represents the current operational deposits for lease and cargo space reservation to vendors. The significant increase was mainly due to the business growth of our freight forwarding services provided.

(d)	The balance mainly represents the customs or fees that Jayud paid on behalf of customers and advances to employees.

The movement of allowance of doubtful accounts is as follows:

	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Beginning balance	4,744,728	4,744,565	681,240
Addition	-	237,704	34,130
Reverse	(163)	-	-
Write off	-	(4,744,565)	(681,240)
Ending balance	4,744,565	237,704	34,130

The Group recorded bad debt expenses of RMB144,687, RMB nil and RMB237,704(US$34,140) for the years ended December 31, 2020, 2021 and 2022, respectively. For the year ended December 31, 2022, the Group had write off RMB4,744,565 (US$681,240) in bad debt since after all collection efforts have been exhausted.